October 14, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

ATTN: Mr. Mark Cowan, Document Control - EDGAR

Re:      AXP Variable Portfolio - Investment Series, Inc.
         Registration Statement on Form N-14

Dear Mr. Cowan:

Registrant is filing a registration statement on Form N-14 in connection with the proposed reorganization of RiverSource VP - New Dimensions Fund into RiverSource VP - Large Cap Equity Fund and RiverSource VP - Strategy Aggressive Fund into RiverSource VP - Mid Cap Growth Fund.

Prospectus and Statement of Additional Information filed with this Registration Statement are preliminary and the final versions will be filed by amendment.

The respective funds have substantially similar investment objectives, policies and risks.

Please contact Christopher O. Petersen at 612-671-4321 or Boba Selimvoic at 612-671-7449 with any questions or comments.

Sincerely,



/s/ Leslie L. Ogg
-----------------------
    Leslie L. Ogg
    Vice President, General Counsel and Secretary

Enclosure:  Registration Statement